Long Term Debt (Details) - Schedule of Maturities of Outstanding Long-Term Debt Obligations - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Schedule of Maturities of Outstanding Long Term Debt Obligations [Abstract]
2023		$ 13,200,000
2024		1,462,727
Aggregate maturities due		14,662,727
Original issue discount		(2,000,000)
Cumulative unrealized change in fair value		1,944,273
Total debt outstanding at fair value	$ 7,733,271	$ 14,607,000